The Industry Leaders Fund(R)
[Cover Page Omitted]
Semi Annual Report
December 31, 2001


REPORT
   From the Adviser, Claremont Investment Partners(R), LLC

Dear Shareholders:

During the past semi-annual fiscal year period, The Industry Leaders Fund(R) Class I fell 2.28% and Class D shares fell 2.24%. In that same period, the S&P 500 declined 5.55% while the value component of the S&P 500 (BARRA Value Index) declined 9.51%. Since the inception of the Fund, the Class I shares has out performed the Industry Leaders Strategy Model(TM), the investment strategy followed by the Fund, by 0.41% and the Class D shares have out performed the Strategy Model by 0.27%.


The Investment Environment
The combination of the effects of the recession with the tragic events of September 11 caused the equity market to continue its negative performance. Our improved investment strategy, The Industry Leaders Index(TM), has helped the Fund dramatically compared to its previous investment strategy, The Industry Leaders Broad Market Index(TM). The Industry Leaders Index(TM) uses senior debt credit quality as a criterion for portfolio inclusion. The addition of the debt quality screen has helped the portfolio of the Fund to be less vulnerable to companies that have significant credit issues. An interesting highlight of 2001 is that we sold Enron, Tyco and AES on June 29, 2001 when we initiated our improved investment strategy.


Outlook
We anticipate that the balance of year 2002 will continue to exhibit above average volatility. We believe that The Industry Leaders Index(TM) and, therefore, the Fund are well positioned to weather the future market conditions. The Industry Leaders Index(TM) provides the balance and discipline to manage a diversified equity portfolio, in a passive and index-styled approach.

We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value as well as having a balance between equities, fixed income and cash. Historically, at least 75% of domestic equity market assets have been classified as large-cap. To maintain a risk profile similar to the market, one's portfolio should be similarly constituted.




Gerald P. Sullivan
Chief Investment Officer
December 31, 2001

Performance Summary
For Industry Leaders Fund(R)

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

[bar chart omitted]

Annual Investment Returns

                                                                    S&P
                    ILF(R)           ILF(R)          S&P           BARRA
                   Class I          Class D         500(R)        Value Index(R)
         1999 *     4.19%            4.01%          13.89%         7.52%
         2000       -0.51%           -0.89%         -9.10%         6.07%
         2001       -4.84%           -5.11%        -11.87%        -11.67%



*    Inception 3/17/99

[line chart omitted]

Cumulative Performance

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index (R) and the S&P 500 Index(R). Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                                                        S&P
                                 ILF          ILF         S&P          BARRA
                               Class I      Class D       500       Value Index
Value of $10,000
Inception 3/17/99              10,000       10,000      10,000        10,000
June 30, 1999                  10,770       10,770      10,575        10,870
December 31, 1999              10,419       10,401      11,389        10,752
June 30, 2000                  10,368       10,289      11,340        10,314
December 31, 2000              10,365       10,308      10,352        11,405
June 30, 2001                  10,104       10,026       9,659        11,133
December 31, 2001               9,864        9,781       9,123        10,074

                  Comparative Average Annual Return Performance
                     of The Industry Leaders Fund(R) (a)(b)


                                              One           Since
                                             Year*       Inception**
                                          ------------  --------------
Industry Leaders Fund(R) Class D             -5.11%         -0.79%
Industry Leaders Fund(R) Class I             -4.84%         -0.49%
S&P 500 Index(R)                            -11.87%         -3.23%
S&P BARRA Value Index(R)                    -11.67%          0.26%


*    1 year period 1/1/01 to 12/31/01.
**   Inception date 3/17/99, From Inception 3/17/99 to 12/31/01.
 (a) Past performance is not indicative of future performance.
 (b) Both Classes of the Industry Leaders Fund(R) are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

Industry Leaders Fund(R)
Schedule of Investments - December 31, 2001 (Unaudited)

Common Stocks - 97.75%                                                      Shares              Value

AUTOS and TRANPORTATION - 0.55%

Trucking and Transport Leasing - 0.55%
United Parcel Service, Inc. Class B                                            365             19,893
                                                                                     -----------------

TOTAL AUTOS AND TRANSPORTATION                                                                 19,893
                                                                                     -----------------

CONSUMER DISCRETIONARY - 8.12%
Advertising - 0.21%
The Interpublic Group of Companies, Inc.                                       250              7,385
                                                                                     -----------------

Apparel - 0.38%
VF Corporation                                                                 350             13,654
                                                                                     -----------------

Furniture & Home Furnishings - 0.24%
Leggett & Platt, Incorporated                                                  380              8,740
                                                                                     -----------------

Newspaper - 0.65%
Gannett Co., Inc.                                                              350             23,531
                                                                                     -----------------

Precision Instrument - 0.74%
Eastman Kodak Company                                                          900             26,487
                                                                                     -----------------

Publishing - 0.17%
The McGraw-Hill Companies, Inc.                                                100              6,098
                                                                                     -----------------

Recreation - 0.78%
Carnival Corporation                                                         1,000             28,080
                                                                                     -----------------

Restaurant - 0.68%
McDonald's Corporation                                                         920             24,352
                                                                                     -----------------

Retail Building Supplies - 0.89%
The Home Depot, Inc.                                                           625             31,881
                                                                                     -----------------

Retail Store - 2.89%
Target Corporation                                                             600             24,630
Wal-Mart Stores, Inc.                                                        1,375             79,131
                                                                                     -----------------
                                                                                              103,761
                                                                                     -----------------
Shoes - 0.31%
Nike,  Inc. - Class B                                                          200             11,248
                                                                                     -----------------

Toiletries-Cosmetics - 0.18%
Gillette Company                                                               200              6,680
                                                                                     -----------------

TOTAL CONSUMER DISCRETIONARY                                                                  291,897
                                                                                     -----------------

Industry Leaders Fund(R)
Schedule of Investments - December 31, 2001 (Unaudited)

Common Stocks - continued page 2                                            Shares              Value

CONSUMER STAPLES - 5.57%
Alcoholic Beverages - 0.25%
Anheuser Busch Companies, Inc.                                                 200              9,042
                                                                                     -----------------

Food Processing - 1.99%
Kraft Foods Inc.                                                             2,100             71,463
                                                                                     -----------------

Food Wholesalers - 0.16%
SYSCO Corporation                                                              225              5,900
                                                                                     -----------------

Household Products - 0.88%
The Procter & Gamble Company                                                   400             31,652
                                                                                     -----------------

Pharmacy Services - 0.37%
Walgreen Co.                                                                   400             13,464
                                                                                     -----------------

Soft Drinks - 0.89%
The Coca-Cola Company                                                          680             32,062
                                                                                     -----------------

Tobacco - 1.01%
Philip Morris Companies Inc.                                                   795             36,451
                                                                                     -----------------

TOTAL CONSUMER STAPLES                                                                        200,034
                                                                                     -----------------

FINANCIAL SERVICES - 29.27%
Bank - 10.58%
Bank of America Corporation                                                  1,275             80,261
Bank One Corporation                                                         1,445             56,427
J.P. Morgan Chase & Co.                                                      2,212             80,406
Wachovia Corporation                                                         2,600             81,536
Wells Fargo & Company                                                        1,880             81,685
                                                                                     -----------------
                                                                                              380,315
                                                                                     -----------------
Financial Services Diversified - 8.4%
American Express Company                                                     1,700             60,673
American International Group, Inc.                                             995             79,003
Citigroup Inc.                                                               1,651             83,342
Fannie Mae                                                                     990             78,705
                                                                                     -----------------
                                                                                              301,723
                                                                                     -----------------
Insurance - Life - 1.92%
Metropolitan Life Insurance Company                                          2,180             69,062

Insurance Property & Casualty - 2.62%
The Allstate Corporation                                                     2,485             83,745
The Chubb Corporation                                                          150             10,350
                                                                                     -----------------
                                                                                               94,095
                                                                                     -----------------
Medical Services - 1.74%
CIGNA Corporation                                                              675             62,539
                                                                                     -----------------

Securities Brokerage - 2.68%
Merrill Lynch & Co., Inc.                                                    1,550             80,786
Morgan Stanley Dean Witter & Co.                                               280             15,663
                                                                                     -----------------
                                                                                               96,449
                                                                                     -----------------
Thrift - 1.32%
Golden West Financial Corporation                                              805             47,374
                                                                                     -----------------

TOTAL FINANCIAL SERVICES                                                                    1,051,557
                                                                                     -----------------
Industry Leaders Fund(R)
Schedule of Investments - December 31, 2001 (Unaudited)
Common Stocks - continued page 3                                            Shares              Value

HEALTH CARE - 6.08%
Biotechnology - 0.63%
Amgen Inc.                                                                     400             22,576
                                                                                     -----------------

Drugs - 2.92%
Merck & Co., Inc.                                                              500             29,400
Pfizer Inc.                                                                  1,895             75,516
                                                                                     -----------------
                                                                                              104,916
                                                                                     -----------------
Medical Supplies - 2.54%
Abbott Laboratories                                                            200             11,150
Johnson & Johnson                                                            1,350             79,785
                                                                                     -----------------
                                                                                               90,935
                                                                                     -----------------
TOTAL HEALTH CARE                                                                             218,427
                                                                                     -----------------


INTEGRATED OILS - 4.57%
Petroleum Integrated - 4.57%
ChevronTexaco Corporation                                                      944             84,592
Exxon Mobil Corporation                                                      2,028             79,700
                                                                                     -----------------
                                                                                              164,292
                                                                                     -----------------
TOTAL INTEGRATED OILS                                                                         164,292
                                                                                     -----------------

MATERIALS AND PROCESSING - 4.16%
Cement and Aggregates - 0.13%
Vulcan Materials Company                                                       100              4,794
                                                                                     -----------------

Chemicals Basic - 0.85%
Du Pont (E.I.) De Nemours and Company                                          720             30,607
                                                                                     -----------------

Chemical Specialty - 0.73%
Rohm & Hass Company                                                            760             26,319
                                                                                     -----------------

Gold and Silver Mining - 0.21%
Barrick Gold Corporation                                                       465              7,417
                                                                                     -----------------

Metals and Mining - 0.73%
Alcoa Inc.                                                                     740             26,307
                                                                                     -----------------

Paper & Forest Products - 1.51%
Weyerhaeuser Company                                                         1,000             54,080
                                                                                     -----------------


TOTAL MATERIALS AND PROCESSING                                                                149,524
                                                                                     -----------------

OTHER (Diversified) - 8.08%
Electrical Equipment - 2.25%
General Electric Company                                                     2,015             80,760
                                                                                     -----------------

Insurance Property & Casualty - 2.39%
Berkshire Hathaway Inc. - Class B (a)                                           34             85,850
                                                                                     -----------------

Chemical Diversified - 0.76%
Minnesota Mining and Manufacturing Company                                     230             27,188
                                                                                     -----------------

Diversified - 2.31%
Honeywell International Inc.                                                 2,450             82,859
                                                                                     -----------------

Metal Fabricating - 0.38%
Illinois Tool Works Inc.                                                       200             13,544
                                                                                     -----------------

TOTAL OTHER (Diversified)                                                                     290,201
                                                                                     -----------------

Industry Leaders Fund(R)
Schedule of Investments - December 31, 2001 (Unaudited)

Common Stocks - continued page 4                                            Shares              Value

OTHER ENERGY - 2.22%
Oilfield Services - 1.52%
Schlumberger Limited                                                         1,000             54,950
                                                                                     -----------------

Petroleum Producing - 0.69%
Apache Corporation                                                             500             24,940
                                                                                     -----------------

TOTAL OTHER ENERGY                                                                             79,890
                                                                                     -----------------

PRODUCER DURABLE - 3.71%
Aerospace - Defense - 1.49%
The Boeing Company                                                           1,385             53,710
                                                                                     -----------------

Diversified - 0.31%
United Technologies Corporation                                                175             11,310
                                                                                     -----------------

Electrical Equipment - 0.37%
Emerson Electric Co.                                                           230             13,133
                                                                                     -----------------

Machinery - 1.12%
Caterpillar Inc.                                                               770             40,233
                                                                                     -----------------

Semiconductor Capital Equipment - 0.41%
Applied Materials, Inc. (a)                                                    370             14,837
                                                                                     -----------------

TOTAL PRODUCER DURABLE                                                                        133,223
                                                                                     -----------------

TECHNOLOGY - 10.78%
Computer and Peripherals - 4.12%
Hewlett-Packard Company                                                      3,175             65,215
International Business Machines Corporation                                    685             82,858
                                                                                     -----------------
                                                                                              148,073
                                                                                     -----------------
Semiconductor - 3.35%
Intel Corporation                                                            2,490             78,310
Texas Instruments Incorporated                                               1,500             42,000
                                                                                     -----------------
                                                                                              120,310
                                                                                     -----------------
Computer Software & Services - 3.31%
Microsoft Corporation (a)                                                    1,090             72,213
Oracle Corporation (a)                                                       3,375             46,609
                                                                                     -----------------
                                                                                              118,822
                                                                                     -----------------
TOTAL TECHNOLOGY                                                                              387,205
                                                                                     -----------------

UTILITIES - 14.64%
Electric Utility - 3.89%
Duke Energy Corporation                                                      2,090             82,053
Southern Company                                                             1,010             25,604
XCEL Energy Inc.                                                             1,150             31,901
                                                                                     -----------------
                                                                                              139,558
                                                                                     -----------------
Natural Gas Distribution - 0.45%
KeySpan Corporation                                                            470             16,286
                                                                                     -----------------

Telephone Services - 10.3%
ALLTEL Corporation                                                             750             46,298
AT&T Corp.                                                                   4,460             80,904
BellSouth Corporation                                                        2,150             82,022
SBC Communications Inc.                                                      2,050             80,299
Verizon Communications Inc.                                                  1,700             80,682
                                                                                     -----------------
                                                                                              370,205
                                                                                     -----------------
TOTAL  UTILITIES                                                                              526,049
                                                                                     -----------------

TOTAL COMMON STOCKS  (Cost $3,395,191)                                                      3,512,192
                                                                                     -----------------

Industry Leaders Fund(R)
Schedule of Investments - December 31, 2001 (Unaudited)

Continued page 5
                                                                        Principal
Money Market Securities - 1.64%                                          Amount            Value
Fiduciary Money Market Fund, 1.75% (b)
 (Cost $58,852)                                                             58,852             58,852
                                                                                     -----------------

TOTAL INVESTMENTS - 99.39% (Cost $3,454,042)                                                3,571,044
                                                                                     -----------------

OTHER ASSETS LESS LIABILITIES - 0.61%                                                          22,016
                                                                                     -----------------

                                                                                     -----------------
                                                                                     -----------------
TOTAL NET ASSETS - 100%                                                                     3,593,060
                                                                                     =================
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at
December 31, 2001 Sector breakdowns provided by Russell/Mellon Analytical
Services

Industry Leaders Fund(R)                                                                December 31, 2001
Statement of Assets & Liabilities

Assets
Investment in securities ($3,454,042)                                                         $ 3,571,044
Dividends receivable                                                                                3,994
Interest receivable                                                                                    16
Rec for Fund Shares Sold                                                                           20,000
                                                                                     ---------------------
   Total assets                                                                                 3,595,053

Liabilities
Accrued investment advisory fee payable                                     $ 991
Accrued administration fee payable                                            775
Accrued shareholder services fee payable                                      227
                                                                 -----------------

   Total liabilities                                                                                1,993
                                                                                     ---------------------

Net Assets                                                                                    $ 3,593,060
                                                                                     =====================

Net Assets consist of:
Paid in capital                                                                               $ 3,863,415
Accumulated undistributed net investment income                                                    19,289
Accumulated net realized gain (loss) on investments                                              (406,644)
Net unrealized appreciation on investments                                                        117,002
                                                                                     ---------------------

Net Assets                                                                                    $ 3,593,060
                                                                                     =====================


Class D:
Net Asset Value, offering price and redemption
   price per share ($1,084,270 / 116,422 shares)                                                   $ 9.32
                                                                                     =====================

Class I:
Net Asset Value, offering price and redemption
   price per share ($1,030,396 / 111,778 shares)                                                   $ 9.22
                                                                                     =====================

Class L:
Net Asset Value, offering price and redemption
   price per share ($1,478,394 / 156,768 shares)                                                   $ 9.43
                                                                                     =====================

Industry Leaders Fund(R)
Statement of Operations for the period ended December 31, 2001

Investment Income
Dividend income                                                                            $ 33,885
Interest income                                                                                 173
                                                                                     ---------------
Total Income                                                                                 34,058


Expenses
Administration fee - Class D                                                $ 340
Administration fee - Class I                                                  343
Administration fee - Class L                                                   91
Investment advisory fee                                                    11,325
Shareholder services fee - Class D                                          1,315
                                                                ------------------
Total operating expenses                                                                     13,414
                                                                                     ---------------
                                                                                     ---------------
Net Investment Income                                                                        20,644
                                                                                     ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (65,746)
Change in net unrealized appreciation (depreciation)
   on investment securities                                               (38,083)
                                                                ------------------
Net gain (loss) on investment securities                                                   (103,829)
                                                                                     ---------------
                                                                                     ---------------
Net decrease in net assets resulting from operations                                      $ (83,185)
                                                                                     ===============

Industry Leaders Fund(R)
Statement of Operations for the period ended December 31, 2001

Investment Income
Dividend income                                                                            $ 33,885
Interest income                                                                                 173
                                                                                     ---------------
Total Income                                                                                 34,058


Expenses
Administration fee - Class D                                                $ 340
Administration fee - Class I                                                  343
Administration fee - Class L                                                   91
Investment advisory fee                                                    11,325
Shareholder services fee - Class D                                          1,315
                                                                ------------------
Total operating expenses                                                                     13,414
                                                                                     ---------------
                                                                                     ---------------
Net Investment Income                                                                        20,644
                                                                                     ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (65,746)
Change in net unrealized appreciation (depreciation)
   on investment securities                                               (38,083)
                                                                ------------------
Net gain (loss) on investment securities                                                   (103,829)
                                                                                     ---------------
                                                                                     ---------------
Net decrease in net assets resulting from operations                                      $ (83,185)
                                                                                     ===============

Industry Leaders Fund(R)
Class D
Financial Highlights

                                                   Six months                                                Period
                                                      ended           Year Ended         Year Ended          ended
                                                  December 31,         June 30,           June 30,          June 30,
                                                      2001               2001               2000            1999 (a)
                                                 ----------------   ----------------   ---------------   ---------------
Selected Per Share Data
Net asset value, beginning of period                      $ 9.61            $ 10.13           $ 10.77           $ 10.00
                                                 ----------------   ----------------   ---------------   ---------------
Income from investment operations
   Net investment income                                    0.04               0.06              0.09              0.03
   Net realized and unrealized gain                        (0.26)             (0.32)            (0.56)             0.74
                                                 ----------------   ----------------   ---------------   ---------------
Total from investment operations                           (0.22)             (0.26)            (0.47)             0.77
                                                 ----------------   ----------------   ---------------   ---------------
Distributions
  Net investment income                                    (0.07)             (0.03)            (0.07)             0.00
  Net realized gains                                        0.00              (0.23)            (0.10)             0.00
                                                 ----------------   ----------------   ---------------   ---------------
Total Distributions                                        (0.07)             (0.26)            (0.17)             0.00


Net asset value, end of period                            $ 9.32             $ 9.61           $ 10.13           $ 10.77
                                                 ================   ================   ===============   ===============

Total Return                                               (2.24)%            (2.55)%           (4.36)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,084             $1,082            $1,093            $1,130
Ratio of expenses to average net assets                    0.95% (c)          0.95%             0.95%             0.95% (c)
Ratio of net investment income to
   average net assets                                      0.96% (c)          0.59%             0.84%             0.84% (a)
Portfolio turnover rate                                   70.49% (c)        146.92%            78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class I
Financial Highlights

                                               Six months                                              Period
                                                  ended           Year Ended       Year Ended           ended
                                              December 31,         June 30,         June 30,          June 30,
                                                  2001               2001             2000            1999 (a)
                                             ----------------   ---------------   --------------    --------------
Selected Per Share Data
Net asset value, beginning of period                  $ 9.65           $ 10.16          $ 10.77           $ 10.00
                                             ----------------   ---------------   --------------    --------------
Income from investment operations
   Net investment income                                0.06              0.08             0.11              0.04
   Net realized and unrealized gain                    (0.28)            (0.32)           (0.54)             0.73
                                             ----------------   ---------------   --------------    --------------
Total from investment operations                       (0.22)            (0.24)           (0.43)             0.77
                                             ----------------   ---------------   --------------    --------------
Distributions
  Net investment income                                (0.21)            (0.04)           (0.08)             0.00
  Net realized gains                                    0.00             (0.23)           (0.10)             0.00
                                             ----------------   ---------------   --------------    --------------
Total Distributions                                    (0.21)            (0.27)           (0.18)             0.00


Net asset value, end of period                        $ 9.22            $ 9.65          $ 10.16           $ 10.77
                                             ================   ===============   ==============    ==============

Total Return                                           (2.28)%           (2.65)%          (3.92)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                       $1,030            $2,616           $2,021            $1,624
Ratio of expenses to average net assets                0.70% (c)         0.70%            0.70%             0.70% (c)
Ratio of net investment income to
   average net assets                                  1.28% (c)         0.83%            1.10%             1.39% (a)
Portfolio turnover rate                               70.49% (c)       146.92%           78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class L
Financial Highlights for the period November 30, 2001
   (Commencement of Operations) to December 31, 2001

                                                  Period
                                                  ended
                                              December 31,
                                                 2001 (a)
                                             ----------------
Selected Per Share Data
Net asset value, beginning of period                  $ 9.21
                                             ----------------
Income from investment operations
   Net investment income                                0.01
   Net realized and unrealized gain                     0.22
                                             ----------------
Total from investment operations                        0.23
                                             ----------------
Distributions
  Net investment income                                (0.01)
  Net realized gains                                    0.00
                                             ----------------
Total Distributions                                    (0.01)


Net asset value, end of period                        $ 9.43
                                             ================

Total Return                                           2.50%

Ratios and Supplemental Data
Net assets, end of period (000)                       $1,477
Ratio of expenses to average net assets                0.38% (c)
Ratio of net investment income to
   average net assets                                  0.84% (c)
Portfolio turnover rate                               70.49% (c)

(a)  November 30, 2001 (date of new share class availability) to December 31, 2001.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized


Industry Leaders Fund(R)
Notes to Financial Statements
December 31, 2001

NOTE 1.  ORGANIZATION

     Industry Leaders Fund(R) (the "Fund") was organized as a series of Industry Leaders Fund(R), a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

     The Fund currently consists of three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges except that each class has different administration and shareholder services expenses.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Industry Leaders Fund(R)
Notes to Financial Statements
December 31, 2001- continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Redemption Fees - Class D shares held in the fund less than six months are subject to a redemption fee equal to 0.75% of an amount equal to the lesser of the net asset value at time of purchase of Class D shares being redeemed or the net asset value of such Class D shares at time of redemption. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.

Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Claremont Investment Partners(R)L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is Barry F. Sullivan. Barry F. Sullivan is the father of the Portfolio Manager, Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under revised terms of the management agreement dated September 17, 2001, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and receives a fee of 0.30% of the average daily net assets of the Fund. Under the terms of the administration agreement dated September 17, 2001, the Adviser receives a fee based on average net assets for each of the different classes of share. For Class D and Class I, the Adviser receives an annual fee of 0.40%. For Class L, the Adviser receives an annual fee of 0.08%. The new administration and adviser fees went into effect with the creation of our Class L share on December 3, 2001. Previous to that date, the Adviser was paid 0.70% as a management fee for the Class D and Class I. The Adviser pays all of the expenses of the Fund except brokerage commission and SEC fees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses are paid by the Adviser.

     For the semi-annual period ended December 31, 2001, the Adviser received a fee of $11,325 for management and $775 for administration from the Fund. Certain officers and trustees of the Fund are also officers of the Adviser and shareholders of the Fund.

     On behalf of the Class D shares, the fund has adopted a shareholders services plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the Fund is authorized to pay a fee on an annual basis of 0.25% of the average daily net asset value of the Class D Shares. For the semi-annual period ended December 31, 2001, the Adviser received shareholder services fees of $1,315 from the Fund for expenses related to the shareholder servicing of Class D Fund shares.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 2001, there were an unlimited number of authorized shares for the Fund. Paid in capital on December 31, 2001 was $3,860,365.

     Transactions in shares were as follows:

                                            Six months Ended                   Year ended                     Year Ended
                                           December 31, 2001                  June 30, 2001                  June 30, 2000

Class D:                               Shares           Dollars         Shares        Dollars        Shares         Dollars

Shares Sold                             3,584           $30,000          1,854        $17,832         1,142         $14,549

Shares issued in

reivestment of dividend                   809            $7,562          2,831        $28,054         1,752         $17,786

Shares Redeemed                          (545)          ($5,000)            (4)          ($45)            0              $0

Total                                    3,848          $32,562         4,681         $45,841        2,894          $32,335

                                          Six months Ended                    Year ended                           Year Ended
                                          December 31, 2001                  June 30, 2001                  June 30, 2000

Class I:                               Shares           Dollars         Shares        Dollars        Shares         Dollars

Shares Sold                             2,372           $21,250         67,148       $660,231        46,782        $470,668

Shares issued in

reivestment of dividend                 2,498           $23,127          5,600        $55,660         2,990         $30,345

Shares Redeemed                      (164,158)      ($1,512,241)          (708)       ($7,082)       (1,514)       ($15,777)
----------------------------------------------------------------------------------------------------------------------------
Total                              (159,288)        ($1,467,864)       72,039        $708,809       48,258         $485,236
----------------------------------------------------------------------------------------------------------------------------

                                      Six months Ended
                                     December 31, 2001

Class L:                               Shares           Dollars

Shares Sold                           167,618        $1,544,741

Shares issued in

reivestment of dividend                    90              $853

Shares Redeemed                       (10,941)        ($100,000)
----------------------------------------------------------------------------------------------------------------------------

Total                                156,767         $1,445,594
----------------------------------------------------------------------------------------------------------------------------


NOTE 5.  INVESTMENTS

     For the six-month period ended December 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $1,235,350 and $1,365,536, respectively. As of December 31, 2001, the gross unrealized appreciation for all securities totaled $220,768 and the gross unrealized depreciation for all securities totaled $103,767 for a net unrealized appreciation of $117,001. The aggregate cost of securities for federal income tax purposes at December 31, 2001 was $3,491,900. The difference between book cost of securities and tax cost of securities is due to wash sales of $37,858.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2001, Barry F. Sullivan, Chief Executive Officer of the Adviser beneficially owns more than 25% and is deemed a control person.